Filed pursuant to Rule 497(a)

Registration No. 333-188175

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Launch: Ares 5-Year Reopening

Launch: $150mm at 4.25%

Issuer: Ares Capital Corporation (“ARCC”)

Format: SEC Registered - Senior Unsecured

Size: $150mm

Coupon: 4.875%

Maturity: 5-year (11/30/2018)

Bookrunners: BAML/JPM/BARC

Min Denoms: $2k x $1k

MWC: T+50 basis points

Settlement: T+3 (1/28/14)

Timing: Today’s business

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated January 23, 2014, together with an accompanying prospectus dated June 17, 2013, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any state where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Merrill Lynch, 222 Broadway, New York, NY 10038, Attn: Prospectus Department, or e-mail dg.prospectus_requests@baml.com; J.P. Morgan Securities LLC, c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, Attn: Prospectus Department, 866-803-9204; or Barclays Capital Inc., c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, Attn: Prospectus Department, 888-603-5847), or e-mail Barclaysprospectus@broadridge.com.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.